Revision to Previously Issued Consolidated Financial Statements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024
Revision of Comparatives [Line Items]
Revenue			$ 5,000
Income tax expense
Contract liability		5,000	5,000
Accumulated deficit	$ (464,846)	$ (429,318)	4,400
Other payables			600	$ 600
License Agreement [Member]
Revision of Comparatives [Line Items]
Income tax expense			600
Accumulated deficit			$ (4,400)